Reorganization capital structure (Details) (USD $)	Aug. 10, 2007
Common Stock ( 530,612 "new" shares to be issued at $0.001 par value)	$ 531
Additional paid-in capital on reorganization	469
Total reorganized capital structure	$ 1,000